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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13f Cover Page


          Report for the Calendar Year or Quarter Ended March 31, 2001

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


Trinity Capital of Jacksonville, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

1 Independent Drive, Suite 1620      Jacksonville,        Florida          32202
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Christopher M Todd                 CFO                              904-355-7700
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                                 Christopher M. Todd
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                            Jacksonville, Florida  5/14/01
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       ____________

Form 13F Information Table Entry Total:  ____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-                                  6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

            TRINITY CAPITAL OF JACKSONVILLE, INC. COMPOSITE REPORTING
                      VALUATION REPORT - WITH VOTING RIGHTS
                                 MARCH 31, 2001

                                                                                       INVESTMENT DISCRETION      VOTING AUTHORITY
NAME OF ISSUE                            TITLE OF                         SHARES OR      (A)    (B)     (C)     (A)     (B)     (C)
LONG ACCOUNT                               CLASS    CUSIP    FAIR MARKET  PRINCIPAL      SOLE  SHARED  OTHER    SOLE   SHARED  OTHER
AIRTRAN HOLDINGS INC CMN                          00949P108      509,600     65,000     65,000                  65,000
APPLE COMPUTER INC                                037833100    3,310,500    150,000    150,000                 150,000
APPLIED MOLECULAR EVOLUTIINC                      03823E108    5,670,000    540,000    540,000                 540,000
AT&T CORP                                         001957109    4,260,000    200,000    200,000                 200,000
BEBE STORES INC                                   075571109    2,212,500    100,000    100,000                 100,000
BELLSOUTH CORP                                    079860102    6,956,400    170,000    170,000                 170,000
BERKSHIRE HATHAWAY INC CL-A (DEL)          CL-A   084670108   13,090,000        200        200                     200
BERKSHIRE HATHAWAY INC.                    CL-B   084670207      544,000        250        250                     250
CENTURYTEL INC                                    156700106    4,657,500    162,000    162,000                 162,000
DENDRITE INTERNATIONAL COMMON STOCK               248239105    1,289,400     92,100     92,100                  92,100
DIRECT FOCUS INC                                  254931108   20,000,000    800,000    800,000                 800,000
EBAY INC                                          278642103    1,809,375     50,000     50,000                  50,000
EDEN BIOSCIENCE CORP CMN                          279445100      476,000     32,000     32,000                  32,000
EXFO ELECTRO OPTICAL ENGR INC CMN SUB VTG         302043104      729,375     30,000     30,000                  30,000
FIRSTCITY LIQUIDATING TRUST                CL-B   33762E108      220,000     16,000     16,000                  16,000
FUELCELL ENERGY INC CMN                           35952H106    9,090,000    180,000    180,000                 180,000
HERCULES INC.                                     427056106    5,196,000    400,000    400,000                 400,000
KEY3MEDIA GROUP INC CMN                           49326R104   24,728,200  2,078,000  2,078,000               2,078,000
LIBERTY SATELLITE & TECHNOLOGY CMN         CL-A   531182103      143,480     85,000     85,000                  85,000
MISONIX INC                                       604871103       87,575     12,400     12,400                  12,400
MOLECULAR DEVICES CORP                            60851C107    4,550,000    100,000    100,000                 100,000
NCO GROUP INC                                     628858102    5,112,500    200,000    200,000                 200,000
PALOMAR MEDICAL TECHNOLOGIES (NEW)                697529303        6,294      4,285      4,285                   4,285
PULITZER INC CMN                                  745769109   79,920,040  1,442,600  1,442,600               1,442,600
QLT INC CMN                                       746927102    2,025,000    100,000    100,000                 100,000
RESMED INC                                        761152107    6,577,120    162,800    162,800                 162,800
RITE AID CORP                                     767754104      669,000    100,000    100,000                 100,000
RTS/MARKEL CORP EXP03/24/2002                     570535112       32,395    103,500    103,500                 103,500
RUDDICK CORP                                      781258108      137,000     10,000     10,000                  10,000
SBC COMMUNICATIONS INC                            78387G103    4,463,000    100,000    100,000                 100,000
SCHERING-PLOUGH CORP                              806605101    8,767,200    240,000    240,000                 240,000
SCRIPPS CO E.W. CL-A (NEW) CMN             CL-A   811054204   24,637,250    425,000    425,000                 425,000
SEALED AIR CORPORATION (NEW)                      81211K100    3,333,000    100,000    100,000                 100,000
SECURITY ASSOCIATES INTL INC                      813764305      123,500     50,000     50,000                  50,000
SEITEL INC                                        816074306    4,650,000    250,000    250,000                 250,000
SIRIUS SATELLITE RADIO INC CMN                    82966U103    4,601,875    370,000    370,000                 370,000
UNITED THERAPEUTICS CORP                          91307C102      174,375     10,000     10,000                  10,000
US ONCOLOGY INC                                   90338W103    1,042,519    128,310    128,310                 128,310
USA NETWORKS INC CMN                              902984103   19,772,375    826,000    826,000                 826,000
VALENCE TECHNOLOGY INC                            918914102      342,187     75,000     75,000                  75,000
VERIZON COMMUNICATIONS CMN                        92343V104    6,655,500    135,000    135,000                 135,000
VIACOM INC CL-B COMMON CMN                 CL-B   925524308    3,517,600     80,000     80,000                  80,000
WINSTAR COMMUNICATIONS INC                        975515107    1,379,968    640,000    640,000                 640,000
WORLDCOM INC CMN                                  98157D106    1,868,750    100,000    100,000                 100,000

TOTAL                                                        289,338,353